Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Asset derivatives fair value
Total derivatives fair value	$ 12,318	$ 10,531
Effect of master netting agreements	(8,612)	(8,256)
Fair value after effect of master netting agreements	3,706	2,275
Liability derivatives fair value
Total derivatives fair value	11,909	10,946
Effect of master netting agreements	(9,033)	(7,090)
Fair value after effect of master netting agreements	$ 2,876	$ 3,856
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative asset, collateral, obligation to return cash, offset	$ 1,953	$ 2,353
Derivative liability, collateral, right to reclaim cash, offset	2,374	1,187
Interest rate contracts
Asset derivatives fair value
Effect of master netting agreements	(835)	(751)
Liability derivatives fair value
Effect of master netting agreements	(475)	(635)
Foreign exchange contracts
Asset derivatives fair value
Effect of master netting agreements	(7,698)	(7,498)
Liability derivatives fair value
Effect of master netting agreements	(8,533)	(6,341)
Equity contracts
Asset derivatives fair value
Effect of master netting agreements	(79)	(7)
Liability derivatives fair value
Effect of master netting agreements	(25)	(114)
Designated as hedging
Asset derivatives fair value
Total derivatives fair value	781	236
Liability derivatives fair value
Total derivatives fair value	12	173
Designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	66,805	52,808
Asset derivatives fair value
Total derivatives fair value	326	214
Liability derivatives fair value
Total derivatives fair value	0	0
Designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	12,048	11,099
Asset derivatives fair value
Total derivatives fair value	455	22
Liability derivatives fair value
Total derivatives fair value	12	173
Not designated as hedging
Asset derivatives fair value
Total derivatives fair value	11,537	10,295
Liability derivatives fair value
Total derivatives fair value	11,897	10,773
Not designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	169,523	155,535
Asset derivatives fair value
Total derivatives fair value	835	1,060
Liability derivatives fair value
Total derivatives fair value	1,210	1,347
Not designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	919,690	944,241
Asset derivatives fair value
Total derivatives fair value	10,559	9,227
Liability derivatives fair value
Total derivatives fair value	10,636	9,282
Not designated as hedging | Equity contracts
Notional value
Notional amount of hedge	5,321	3,886
Asset derivatives fair value
Total derivatives fair value	143	8
Liability derivatives fair value
Total derivatives fair value	34	138
Not designated as hedging | Credit contracts
Notional value
Notional amount of hedge	324	220
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	$ 17	$ 6